Derivative Instruments (Details) - Schedule of balance sheet effect of fair value - USD ($) $ in Thousands	Jun. 30, 2022	Dec. 31, 2021	Dec. 31, 2020
Other non-current assets
Other non-current assets, Total derivative assets	$ 4,965	$ 439
Derivative liabilities
Derivative liabilities	55	771
Total derivative liabilities	$ 52,785	68,195
Interest Rate Swap [Member]
Other non-current assets
Other non-current assets, Total derivative assets		439
Accrued and other current liabilities
Accrued and other current liabilities		727
Natural Gas Swap [Member]
Accrued and other current liabilities
Accrued and other current liabilities		44
Derivative liabilities
Derivative liabilities		134
Warrant [Member]
Derivative liabilities
Derivative liabilities		$ 67,290